Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share
Schedule of basic and diluted earnings per share

	2023	2022	2021
Result attributable to owners of the Company (€ in thousands)	(28,119)	(64,424)	(60,740)
Weighted average number of shares outstanding	81,011,438	71,641,305	64,182,492
Basic (and diluted) earnings per share (€ per share)	€(0.35)	€(0.90)	€(0.95)